STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense:

	2014	2013	2012

Cost of goods sold	$519	$406	$304
Sales and marketing	1,868	1,862	1,149
Research and development	1,809	1,433	1,341
Administration	5,208	4,289	2,987
Continuing operations	9,404	7,990	5,781
Discontinued operations	—	1,357	932
	$9,404	$9,347	$6,713

Stock option plan	2,250	2,548	2,121
Restricted stock plan	7,154	6,799	4,592
	$9,404	$9,347	$6,713

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2014	2013	2012
Risk-free interest rate	1.25%	0.89%	0.85%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	46%	50%	57%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$6.86	$4.42	$3.42

Schedule of stock option activity
The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735
Granted	642,025	11.92	11.22
Exercised	(965,228)	8.81	8.29		5,425
Forfeited	(495,088)	15.14	14.25
Outstanding, December 31, 2013	1,537,586	10.37	9.76	3.1	22,164
Granted	300,150	21.57	18.57
Exercised	(686,384)	10.64	9.15		10,535
Forfeited	(7,295)	11.83	10.18
Outstanding, December 31, 2014	1,144,057	13.94	12.00	2.9	40,550

Schedule of stock options outstanding and exercisable
The following table summarizes the stock options outstanding and exercisable at December 31, 2014:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$6.44 – $9.55 U.S. $7.48 – $11.09 Cdn	307,862	1.9	9.01	7.76	144,297	9.34	8.04
$9.56 – $10.71 U.S. $11.10 – $12.44 Cdn	241,533	2.5	11.76	10.12	104,086	11.90	10.24
$10.72 – $14.96 U.S. $12.45 – $17.39 Cdn	295,945	2.9	13.14	11.31	89,086	12.94	11.14
$14.97 – $33.66 U.S. $17.40 – $38.39 Cdn	298,717	4.1	21.57	18.57	—	—	—
	1,144,057	2.9	13.94	12.00	337,469	11.08	9.54

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested / settled	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Granted	843,592	12.09	11.38
Vested / settled	(573,613)	9.54	8.98		6,456
Forfeited	(52,859)	9.74	9.17
Outstanding, December 31, 2013	1,442,115	10.59	9.98	1.8	34,867
Granted	342,225	21.67	18.66
Vested / settled	(617,755)	10.64	9.16		12,364
Forfeited	(4,820)	13.24	11.40
Outstanding, December 31, 2014	1,161,765	14.56	12.54	1.7	55,118
Outstanding – vested and not settled	38,377
Outstanding – unvested	1,123,388
Outstanding, December 31, 2014	1,161,765